CAPITAL STOCK - Performance Percentage PSUs Granted (Details) - PSUs	Dec. 31, 2017	Jun. 11, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance		150.00%
March 13, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	100.00%
May 14, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	100.00%
May 20, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	100.00%
March 21, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	100.00%
December 20, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	0.00%
March 20, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance	0.00%